                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [  ]  adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Digital Century Capital, LLC
Address: 660 Madison Avenue
         14th Floor
         New York, New York 10021



Form 13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rajiv J. Chaudhri
Title:   Managing Member

Phone:   (212) 821-1809

Signature, Place, and Date of Signing:

    /s/ Rajiv J. Chaudhri    New York, New York     8/3/00
    __________________       _______________    ______________
       [Signature]            [City, State]         [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:     28

Form 13F Information Table Value Total:     $711,740
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name      None

         28-

         [Repeat as necessary.]
























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

                         TITLE                  VALUE              SH/ PUT   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   SHARES   PRN CALL  DISCRETION  MGRS    SOLE    SHARED    NONE
--------------           --------    -----      -------   ------   --------  ----------  -----   ----------------------
America On Line          COMMON    02364J104    95,545  1,807,000               SOLE            1,807,000
Bookham Tech             COMMON    09856Q108     1,481     25,000               SOLE               25,000
Cisco                    COMMON    17275R102    38,582    607,000               SOLE              607,000
EMC Corp                 COMMON    269246104    28,959    376,400               SOLE              376,400
E trade                  COMMON    268648102    25,938  1,572,000               SOLE            1,572,000
eBay                     COMMON    278642103   116,283  2,141,000               SOLE            2,141,000
Exodus                   COMMON    302088109    24,367    529,000               SOLE              529,000
Hyperion Solutions Corp. COMMON    44914M104    25,009    771,000               SOLE              771,000
i2 Technologies          COMMON    465754109    13,344    128,000               SOLE              128,000
JDS Uniphase             COMMON    46612J101    25,893    216,000               SOLE              216,000
Kana Communications Inc  COMMON    483600102    18,439    298,000               SOLE              298,000
Linear Technology        COMMON    535678106    26,419    413,200               SOLE              413,200
Macromedia Inc.          COMMON    556100105    29,780    308,000               SOLE              308,000
Manugistics Group Inc.   COMMON    565011103    15,428    330,000               SOLE              330,000
Microchip Technology     COMMON    595017104    23,417    402,000               SOLE              402,000
Marvel Tech              COMMON    G5876H105     2,280     40,000               SOLE               40,000
Maxim                    COMMON    57772K101    25,816    380,000               SOLE              380,000
Niku Corp.               COMMON    654113109    13,669    405,000               SOLE              405,000
Nextel                   COMMON    65332V103    23,496    384,000               SOLE              384,000
PMC Sierra               COMMON    69344F106    10,128     57,000               SOLE               57,000
Research in Motion       COMMON    760975102    13,304    294,000               SOLE              294,000
Rambus                   COMMON    750917106    10,300    100,000               SOLE              100,000
Real Network             COMMON    75605L104    34,635    685,000               SOLE              685,000
Siebel                   COMMON    826170102     6,215     38,000               SOLE               38,000
Verisign                 COMMON    92343E102    24,039    136,200               SOLE              136,200
Veritas                  COMMON    923436109    13,072    115,650               SOLE              115,650
Webmethods               COMMON    94768C108     7,073     45,000               SOLE               45,000
Yahoo                    COMMON    984332106    18,829    152,000               SOLE              152,000

















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